T. ROWE PRICE Target 2035 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 28.8%
T. Rowe Price Funds:
New Income Fund  29,725 10,670 2,429 3,903,998 38,025
Limited Duration Inflation
Focused Bond Fund  9,418 9,965 997 3,609,090 19,020
International Bond Fund (USD
Hedged)  9,779 3,634 838 1,252,291 12,748
Dynamic Global Bond Fund  6,447 2,330 545 850,056 8,535
Emerging Markets Bond Fund  6,705 1,611 852 722,636 8,057
High Yield Fund  5,809 2,128 1,384 1,061,745 7,039
U.S. Treasury Long-Term Index
Fund  3,473 4,368 492 507,285 5,773
Floating Rate Fund  2,411 1,329 222 382,532 3,657
Total Bond Mutual Funds (Cost $101,384) 102,854
EQUITY MUTUAL FUNDS 68.6%
T. Rowe Price Funds:
Value Fund  31,013 10,065 4,825 1,101,752 48,125
Growth Stock Fund (2) 35,424 8,520 8,920 443,455 44,093
Equity Index 500 Fund  25,548 9,620 9,255 306,295 30,884
International Value Equity Fund  14,228 3,428 1,998 1,363,139 20,147
Overseas Stock Fund  14,178 3,529 2,374 1,583,366 19,681
International Stock Fund  13,458 3,334 2,080 873,423 18,857
Emerging Markets Stock Fund  8,679 1,906 3,010 194,653 11,023
Mid-Cap Growth Fund  7,977 2,061 1,311 93,601 10,809
Mid-Cap Value Fund  6,668 1,929 624 326,482 10,483
Small-Cap Stock Fund  4,546 1,340 1,092 99,703 6,785
Small-Cap Value Fund  4,109 1,106 628 117,014 6,779
New Horizons Fund (2) 6,139 1,662 2,304 75,635 6,275
Real Assets Fund  3,871 1,296 345 459,799 5,959
U.S. Large-Cap Core Fund  838 1,575 138 87,328 2,701
Emerging Markets Discovery
Stock Fund  79 2,274 94 172,057 2,682
Total Equity Mutual Funds (Cost $180,922) 245,283

T. ROWE PRICE Target 2035 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 6,482 19,488 16,336 9,633,936 9,634
Total Short-Term Investments (Cost $9,634) 9,634
Total Investments in Securities 100.1%
(Cost $291,940) $ 357,771
Other Assets Less Liabilities (0.1)% (179)
Net Assets 100.0% $ 357,592
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ (2) $ 303 $ 150
Emerging Markets Bond Fund (61) 593 314
Emerging Markets Discovery Stock Fund 7 423 16
Emerging Markets Stock Fund 227 3,448 119
Equity Index 500 Fund 828 4,971 375
Floating Rate Fund (9) 139 97
Growth Stock Fund 2,536 9,069 —
High Yield Fund (4) 486 309
International Bond Fund (USD Hedged) 45 173 167
International Stock Fund 245 4,145 187
International Value Equity Fund (132) 4,489 437
Limited Duration Inflation Focused Bond Fund 123 634 35
Mid-Cap Growth Fund 520 2,082 18
Mid-Cap Value Fund 208 2,510 147
New Horizons Fund 1,203 778 —
New Income Fund 319 59 690
Overseas Stock Fund (92) 4,348 362
Real Assets Fund (4) 1,137 114
Small-Cap Stock Fund 138 1,991 33
Small-Cap Value Fund 84 2,192 52
U.S. Large-Cap Core Fund 12 426 23
U.S. Treasury Long-Term Index Fund 843 (1,576) 63
Value Fund 774 11,872 643
U.S. Treasury Money Fund, 0.09% — — 13
Totals $ 7,808# $ 54,692 $ 4,364+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $5,887 of the net realized gain (loss).
+ Investment income comprised $4,364 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2035 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2035 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F195-054Q3 02/21